Financial risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 10, 2012
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	$ 675,000	$ 25,000
Decrease/increase in other comprehensive income due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real	0
Maximum exposure to credit risk	$ 356,823,000
Number of days from shipment	15 days
Debt to capital ratio	15.20%	13.80%
Senior notes [member]
Disclosure of risk management [line items]
Debt fixed interest rate			6.125%
Revolving credit facility [member]
Disclosure of risk management [line items]
Net Debt to EBITDA ratio	2.26	0.9